Segmented information (Tables)	12 Months Ended
Dec. 31, 2020
Operating Segments [Abstract]
Segmented information

Segmented information

FOR THE YEAR ENDED DECEMBER 31, 2020	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,630	11,884	2,369	—	22,883
Inter-segment			53	322	381	(756)	—
Total operating revenues			8,683	12,206	2,750	(756)	22,883
Operating costs		5	(5,017)	(6,960)	(2,055)	756	(13,276)
Segment profit (1)			3,666	5,246	695	—	9,607
Severance, acquisition and other costs		6					(116)
Depreciation and amortization	16,	18					(4,404)
Finance costs
Interest expense		7					(1,110)
Interest on post-employment benefit obligations		26					(46)
Impairment of assets		8					(472)
Other expense		9					(194)
Income taxes		10					(792)
Net earnings from continuing operations							2,473
Net earnings from discontinued operations		3					226
Net earnings							2,699
Goodwill		21	3,046	4,612	2,946	—	10,604
Indefinite-life intangible assets		18	4,063	1,692	2,085	—	7,840
Capital expenditures			916	3,161	125	—	4,202
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

FOR THE YEAR ENDED DECEMBER 31, 2019	NOTE		BELL WIRELESS	BELL WIRELINE	BELL MEDIA	INTER- SEGMENT ELIMINA- TIONS	BCE

Operating revenues
External customers			8,946	12,036	2,811	—	23,793
Inter-segment			55	281	406	(742)	—
Total operating revenues			9,001	12,317	3,217	(742)	23,793
Operating costs		5	(5,210)	(6,952)	(2,367)	742	(13,787)
Segment profit (1)			3,791	5,365	850	—	10,006
Severance, acquisition and other costs		6					(114)
Depreciation and amortization	16,	18					(4,344)
Finance costs
Interest expense		7					(1,125)
Interest on post-employment benefit obligations		26					(63)
Impairment of assets		8					(102)
Other income		9					95
Income taxes		10					(1,129)
Net earnings from continuing operations							3,224
Net earnings from discontinued operations		3					29
Net earnings							3,253
Goodwill		21	3,046	4,675	2,946	—	10,667
Indefinite-life intangible assets		18	3,948	1,692	2,381	—	8,021
Capital expenditures			671	3,195	108	—	3,974
(1)The chief operating decision maker uses primarily one measure of profit to make decisions and assess performance, being operating revenues less operating costs.

Revenues by services and products
The following table presents our revenues disaggregated by type of services and products.

FOR THE YEAR ENDED DECEMBER 31	2020	2019
Services(1)
Wireless	6,122	6,323
Wireline data	7,691	7,617
Wireline voice	3,402	3,564
Media	2,369	2,811
Other wireline services	248	251
Total services	19,832	20,566
Products(2)
Wireless	2,508	2,623
Wireline data	494	556
Wireline equipment and other	49	48
Total products	3,051	3,227
Total operating revenues	22,883	23,793
(1) Our service revenues are generally recognized over time.
(2) Our product revenues are generally recognized at a point in time.